Loans, financing and debentures (Details) - Schedule of loans and financing - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Transaction costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ (8,812)	R$ (1,682)
Total [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		663,181	514,113
Current [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		322,046	217,274
Non-current [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 341,135	R$ 296,839
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate + CDI
Annual interest rates and charges		1.80% + 100%	1.80% + 100%
Loans, financing and debentures		R$ 40,561	R$ 40,568
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		3.24%
Loans, financing and debentures		R$ 8,055
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		3.90%	3.90%
Loans, financing and debentures			R$ 9,072
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		6.30%	6.30%
Loans, financing and debentures		R$ 111,590	R$ 108,057
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		6.34%	6.34%
Loans, financing and debentures		R$ 2,436	R$ 3,251
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		3.50%
Loans, financing and debentures		R$ 3,078
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		7.64%	7.64%
Loans, financing and debentures		R$ 9,779	R$ 9,076
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		4.91%
Loans, financing and debentures		R$ 25,716
Financing for agricultural costs [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 201,215	R$ 170,024
Financing for agricultural costs (USD) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		7.00%	7.00%
Loans, financing and debentures		R$ 2,564	R$ 2,787
Financing for agricultural costs (USD) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges			8.50%
Loans, financing and debentures			R$ 5,573
Financing for agricultural costs (USD) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 2,564	R$ 8,360
Financing for agricultural costs (PYG) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		8.00%	8.00%
Loans, financing and debentures			R$ 7,940
Financing for agricultural costs (PYG) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		8.25%	8.25%
Loans, financing and debentures		R$ 18,101	R$ 19,749
Financing for agricultural costs (PYG) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		9.50%
Loans, financing and debentures		R$ 8,191
Financing for agricultural costs (PYG) [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 26,292	R$ 27,689
Bahia Project Financing [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		3.50%	3.50%
Loans, financing and debentures		R$ 10,373	R$ 10,023
Bahia Project Financing [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges			6.50%
Loans, financing and debentures			R$ 66
Bahia Project Financing [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges			7.50%
Loans, financing and debentures			R$ 165
Bahia Project Financing [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 10,373	R$ 10,254
Financing of working capital [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate + CDI
Annual interest rates and charges		2% + 100%	2% +100%
Loans, financing and debentures			R$ 77,516
Financing of working capital [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures			R$ 77,516
Financing of working capital (EUR)* [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index	[1]	Fixed rate + CDI
Annual interest rates and charges	[1]	1.32% + 100%
Loans, financing and debentures	[1]	R$ 23,230
FINAME [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges			7.22%
Loans, financing and debentures			R$ 230
FINAME [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures			R$ 230
Financing of Sugarcane [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		6.76%	6.76%
Loans, financing and debentures		R$ 1,963	R$ 2,447
Financing of Sugarcane [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		0.00%	6.14%
Loans, financing and debentures			R$ 40,857
Financing of Sugarcane [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		6.34%	6.34%
Loans, financing and debentures		R$ 31,879	R$ 29,986
Financing of Sugarcane [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate
Annual interest rates and charges		3.76%
Loans, financing and debentures		R$ 28,150
Financing of Sugarcane [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 61,992	R$ 73,290
Debentures [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		CDI
Annual interest rates and charges		106.50%	106.50%
Loans, financing and debentures		R$ 58,045	R$ 88,884
Debentures [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		CDI
Annual interest rates and charges		110.00%	110.00%
Loans, financing and debentures		R$ 43,717	R$ 59,548
Debentures [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Index		Fixed rate + IPCA
Annual interest rates and charges		5.37% + 100%
Loans, financing and debentures		R$ 244,565
Debentures [Member]
Loans, financing and debentures (Details) - Schedule of loans and financing [Line Items]
Loans, financing and debentures		R$ 346,327	R$ 148,432

[1]	The loan in EUR is backed by a swap linked to CDI + 1.85% p.a.